Note 9 - Leases (Details) - Refundable Guarantee Deposits In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Head Office [Member] USD ($)		Mar. 31, 2014 Head Office [Member] JPY (¥)		Mar. 31, 2013 Head Office [Member] JPY (¥)		Mar. 31, 2014 Sales and Subsidiaries Offices [Member] USD ($)	Mar. 31, 2014 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2013 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2014 Others [Member] USD ($)	Mar. 31, 2014 Others [Member] JPY (¥)	Mar. 31, 2013 Others [Member] JPY (¥)
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits	$ 12,280	¥ 1,264,535	¥ 2,051,449	$ 6,472	[1]	¥ 666,480	[1]	¥ 1,472,311	[1]	$ 5,386	¥ 554,610	¥ 543,181	$ 422	¥ 43,445	¥ 35,957

[1]	Guarantee deposits-current related to the present head office in amount of 1,462,223 thousand ($14,199 thousand) was excluded from the tableabove. The Company will relocate the head office on June 2014.